Shareholders’ Equity (Details) - USD ($)					12 Months Ended
		Dec. 30, 2025	Jun. 20, 2024	May 11, 2021	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2025
Shareholders’ Equity [Line Items]
Authorized shares of common stock (in Shares)	[1]				350,000,000	100,000,000
Par value of preferred stock							$ 0.0001
Exercise price of warrants				$ 10	$ 9
Gross proceeds (in Dollars)				$ 5,000,000
Issuance cost (in Dollars)				$ 1,070,000
Amount of investments (in Dollars)					$ 6,000,000
Share of per unit (in Shares)				1
Authorized shares of common stock (in Shares)	[1]				2,168,813	2,168,813
Per share of common stock	[1]				$ 0.0001	$ 0.0001
Discount percentage					20.00%
Gross proceeds of public offering (in Dollars)		$ 750,000			$ 475
Current liability (in Dollars)					$ 189,000
Percentage of gross proceeds		6.00%
Percentage of warrant exercised					6.00%
Proceeds from shares (in Dollars)					$ 5,000
Accrued cash fee (in Dollars)					28,000
Reduction of additional paid-in capital (in Dollars)					17,000
Finance expenses (in Dollars)					11,000
Fair value options granted (in Dollars)					13,000
Share based compensation (in Dollars)					224,000	$ 28,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants and exercisable term				18 months
Exercise price of warrants				$ 10
Purchase of warrants (in Shares)				1
Share based compensation (in Dollars)					$ 8,000
Warrant Exercised [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants					$ 16.25
Share of per unit (in Shares)					1
Share price					$ 9
Warrant (in Shares)					1
Service Agreement [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants		$ 9			$ 10
Percentage of investments		6.00%		6.00%
Amount of investments (in Dollars)				$ 351,000
Share of per unit (in Shares)		1
Service Agreement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price of warrants		$ 16.25
Warrant (in Shares)		1
Offering Exercise [Member]
Shareholders’ Equity [Line Items]
Percentage of investments					6.00%
Offering Exercise [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Percentage of investments					6.00%
Offering Exercise [Member] | Warrant Exercised [Member]
Shareholders’ Equity [Line Items]
Percentage of investments					6.00%
UAS Drone Corp [Member]
Shareholders’ Equity [Line Items]
Percentage of investments			19.99%
Preferred Stock [Member]
Shareholders’ Equity [Line Items]
Authorized shares of common stock (in Shares)							350,000,000
Issuance of preferred stock (in Shares)							10,000,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares of common stock (in Shares)				500,000
Per share of common stock				$ 10
Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Proceeds from shares (in Dollars)					$ 475,000
Securities Purchase Agreement [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant purchase shares (in Shares)		83,338		500,000
Exercise price of warrants		$ 16.25
Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized shares of common stock (in Shares)							100,000,000
Warrant exercise price			$ 10
Maximum [Member]
Shareholders’ Equity [Line Items]
Warrant exercise price			$ 16.25
Private Placement [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Authorized shares of common stock (in Shares)		83,338
Share price		$ 9
Per share of common stock		$ 2,025
IPO [Member]
Shareholders’ Equity [Line Items]
Discount percentage		20.00%
IPO [Member] | Service Agreement [Member]
Shareholders’ Equity [Line Items]
Gross proceeds of public offering (in Dollars)		$ 45,000

[1]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).